8. SECURED CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Payments of debt issuance costs		$ 266,024	$ 0
Convertible Promissory Notes Payable [Member]
Maximum loan amount	$ 6,500,000	6,500,000
Payments of debt issuance costs		$ 266,024
Amortization of debt issue costs	$ 15,669